Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Apr. 02, 2024	Oct. 18, 2023	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024
Disclosure of exceptional items [line items]
Exceptional items net			$ 3,371.0		$ 1,138.0		$ 5,763.0
Asset Impairment Loss			2,408.0		261.0
Exceptional items gross			3,371.0		1,234.0		6,600.0
Impairment reversals of non-current assets			2.0		90.0
Impairment of Western Australia Nickel assets [member]
Disclosure of exceptional items [line items]
Exceptional items net							2,675.0
Asset Impairment Loss							3,800.0
Exceptional items gross							3,800.0
Jansen Project [Member]
Disclosure of exceptional items [line items]
Asset Impairment Loss			2,300.0
Samarco dam failure
Disclosure of exceptional items [line items]
Exceptional items net			1,071.0	[1]	914.0	[2]	3,762.0	[3]
Exceptional items gross			1,071.0		914.0		3,677.0
Western Australia Nickel (WAN) temporary suspension [member]
Disclosure of exceptional items [line items]
Exceptional items net					224.0
Exceptional items gross					320.0
Employee redundancies inventory write off and other suspension costs					410.0
Impairment reversals of non-current assets					90.0
Blackwater and Daunia gain on divestment [member]
Disclosure of exceptional items [line items]
Exceptional items net							(674.0)
Exceptional items gross							(877.0)
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	$ 2,000.0
Proceeds from divestiture of interest in a subsidiary towards preliminary completion adjustment	44.1
Deferred consideration	$ 1,100.0		48.0		$ 280.0
Proportion of ownership interest in joint venture	50.00%
Bma percentage basis	100.00%
Deposit on signing of the asset sale agreement		$ 100.0
Deferred consideration term	3 years
Price linked earnout amount receivable term	3 years
Price linked earnout subject to cap value	$ 350.0
Average realized pricing exeeding agreed thresholds term	3 years
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 4,100.0						$ 1,072.0
Deferred and contingent consideration received			$ 1,000.0
Blackwater and Daunia gain on divestment [member] | Top of range [member]
Disclosure of exceptional items [line items]
Deferred Price linked earnout consideration receivable on divestiture of interest in a subsidiary	$ 900.0

[1]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[2]	Refer to note 4 'Significant events – Samarco dam failure' for further information.
[3]	Refer to note 4 'Significant events – Samarco dam failure' for further information.